Significant Accounting Policies: Advertising Costs (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Advertising Costs

Advertising Costs

The Company classifies expenses for advertising as general and administrative expenses.  The Company incurred advertising costs of $98,222 and $29,210 during the years ended March 31, 2013 and 2012, respectively.